SHARE CAPITAL - Additional Information (Details) $ / shares in Units, $ in Thousands						9 Months Ended	12 Months Ended
	Jun. 27, 2022 shares	May 17, 2022 shares	May 20, 2020 USD ($) shares	Aug. 08, 2019 USD ($) shares	Jul. 09, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees						$ 238
At-the-Market Offering Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			40,250,000	23,000,000
Percentage of sale Of Stock					10.00%
Gross Proceeds From Issuing of Shares			$ 16,100	$ 17,300	$ 25,000
Share price.			0.40%	0.75%
Percentage of Commission Paid On Gross Proceeds			6	5
Proceeds from issuing shares			$ 14,700	$ 15,900
Omnibus Plan [Member]
Disclosure of classes of share capital [line items]
Duration in which options will cease to be exercisable							3 months
Omnibus Plan [Member] | Maximum
Disclosure of classes of share capital [line items]
Expiry duration							10 years
Plan 2016 [Member]
Disclosure of classes of share capital [line items]
Duration in which options will cease to be exercisable							90 days
Plan 2016 [Member] | Maximum
Disclosure of classes of share capital [line items]
Outstanding common stock (as a percentage)							10.00%
Expiry duration							5 years
Percentage limit an employee can own of outstanding shares							5.00%
Ordinary shares [member] | Omnibus Plan [Member] | Maximum
Disclosure of classes of share capital [line items]
Outstanding common stock (as a percentage)							8.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares							0
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants, grants in period, exercise price | $ / shares							$ 1.317
Warrants issued | shares	3,428,032	6,321,965					9,749,727
Restricted Share Units and Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees							$ 1,400	$ 1,200
Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees							$ 400	$ 0
Performance Share Units [Member] | Maximum
Disclosure of classes of share capital [line items]
Vesting period							3 years
Percentage Of Units Vested							200.00%
Performance Share Units [Member] | Minimum
Disclosure of classes of share capital [line items]
Percentage Of Units Vested							0.00%